THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                  MAY 21, 2007

            SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
              SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
               SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND


                                 CLASS A SHARES

                               INVESTMENT ADVISER:
                     HENNION & WALSH ASSET MANAGEMENT, INC.

          THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
               OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE
                 ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund, the SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund and the SmartGrowth ETF Lipper(R) Optimal Growth Index Fund (each, a "Fund," and collectively, the "Funds") are each a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

                                                                         PAGE
     SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
          PRINCIPAL INVESTMENT STRATEGIES AND RISKS...................... 2
          PERFORMANCE INFORMATION........................................ 4
          FUND FEES AND EXPENSES......................................... 4
     SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
          PRINCIPAL INVESTMENT STRATEGIES AND RISKS...................... 6
          PERFORMANCE INFORMATION........................................ 8
          FUND FEES AND EXPENSES......................................... 8
     SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND
          PRINCIPAL INVESTMENT STRATEGIES AND RISKS......................10
          PERFORMANCE INFORMATION........................................12
          FUND FEES AND EXPENSES.........................................12
     MORE INFORMATION ABOUT PRINCIPAL RISK...............................13
     MORE INFORMATION ABOUT FUND INVESTMENTS.............................14
     INFORMATION ABOUT PORTFOLIO HOLDINGS................................14
     INVESTMENT ADVISER..................................................14
     PORTFOLIO MANAGER...................................................15
     PURCHASING AND SELLING FUND SHARES..................................15
     DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS.................26
     OTHER POLICIES......................................................26
     DIVIDENDS AND DISTRIBUTIONS.........................................29
     TAXES...............................................................29
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS...................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund invests in exchange traded funds ("ETFs"), which are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The investment adviser invests Fund assets in a way that it believes will help each Fund achieve its goal of tracking its respective index. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. You could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the underlying ETFs hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an underlying ETF owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the underlying ETFs diversify their holdings.

The Funds each track the performance of a separate index of exchange-traded funds, as described below. These indices were developed by Lipper(R) in December 2006 and cover a range of investor risk profiles.

------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund    LIPPER(R) OPTIMAL CONSERVATIVE INDEX - a target
                                                             risk benchmark consisting of a select group of
                                                             ETFs, rebalanced quarterly, designed to maximize
                                                             returns given a low degree of volatility.

------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth  ETF Lipper(R) Optimal Moderate Index Fund       LIPPER(R) OPTIMAL MODERATE INDEX - a target risk
                                                             benchmark consisting of a select group of ETFs,
                                                             rebalanced quarterly, designed to maximize returns
                                                             given a moderate degree of volatility.

------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Growth Index Fund          LIPPER(R) OPTIMAL GROWTH INDEX - a target risk
                                                             benchmark consisting of a select group of ETFs,
                                                             rebalanced quarterly, designed to maximize returns
                                                             given a high degree of volatility.

------------------------------------------------------------ ---------------------------------------------------------

                            SMARTGROWTH ETF LIPPER(R)
                         OPTIMAL CONSERVATIVE INDEX FUND


FUND INVESTMENT OBJECTIVE

The Fund's investment objective is to track the performance of the Lipper(R) Optimal Conservative Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in exchange traded funds ("ETFs") included in the Lipper(R) Optimal Conservative Index (the "Conservative Index"). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Other than short-term investments in cash and cash-equivalents related to cash flows in and out of the Fund, the Fund will limit its investments to ETFs included in the Conservative Index. As a result, the Fund operates as a "fund of funds" (or a "fund of ETFs").

Hennion & Walsh Asset Management, Inc. (the "Adviser") intends to manage the Fund's investments such that it tracks the performance of the Conservative Index by investing all, or substantially all, of the Fund's assets in the ETFs that Lipper includes in the Conservative Index, holding each ETF in approximately the same proportion as its weighting in the Conservative Index. The Fund tries to achieve a correlation of at least 95% between the performance of the Conservative Index and the Fund's investment results on an annual basis (before fees and expenses). The Fund's ability to track the Conservative Index is affected by transaction costs and other expenses, changes in the composition of the Conservative Index, and by the timing and amount of shareholder purchases and redemptions, among other things.

The Conservative Index is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs from the available universe of ETFs that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF should be included in the Conservative Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Conservative Index has varied over different time periods. The Conservative Index is expected to be associated with a lower level of risk and a lower total return potential than the Moderate Index and the Growth Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

INVESTMENTS IN ETFS - Other than short-term investments in cash and cash-equivalents related to cash flows in and out of the Fund, the Fund invests solely in ETFs and will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

INDEX TRACKING RISK- The Fund's return may not match the return of the Conservative Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Conservative Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The risk of concentrating Fund investments in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments of the ETFs in which the Fund invests. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.


PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                  CLASS A SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   4.75%
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
----------------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account will be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                                  CLASS A SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.50%
------------------------------------------------------------ ---------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.25%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       1.36%
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses**                                                     0.47%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Fund Operating Expenses***                                               2.58%
------------------------------------------------------------ ---------------------------------------------------------

* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.
** Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
*** The Fund's Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep the Fund's actual Total Annual Fund Operating Expenses from exceeding 1.50% for Class A Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior expense limitation reimbursements or waivers.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

       --------------------------------- ---------------------------------
                    1 YEAR                                  3 YEARS
       --------------------------------- ---------------------------------
                     $724                                    $1,239
       --------------------------------- ---------------------------------

                            SMARTGROWTH ETF LIPPER(R)
                           OPTIMAL MODERATE INDEX FUND


FUND INVESTMENT OBJECTIVE

The Fund's investment objective is to track the performance of the Lipper(R) Optimal Moderate Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in exchange traded funds ("ETFs") included in the Lipper(R) Optimal Moderate Index (the "Moderate Index"). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Other than short-term investments in cash and cash-equivalents related to cash flows in and out of the Fund, the Fund will limit its investments to ETFs included in the Moderate Index. As a result, the Fund operates as a "fund of funds" (or a "fund of ETFs").

Hennion & Walsh Asset Management, Inc. (the "Adviser") intends to manage the Fund's investments such that it tracks the performance of the Moderate Index by investing all, or substantially all, of the Fund's assets in the ETFs that Lipper includes in the Moderate Index, holding each ETF in approximately the same proportion as its weighting in the Moderate Index. The Fund tries to achieve a correlation of at least 95% between the performance of the Moderate Index and the Fund's investment results on an annual basis (before fees and expenses). The Fund's ability to track the Moderate Index is affected by transaction costs and other expenses, changes in the composition of the Moderate Index, and by the timing and amount of shareholder purchases and redemptions, among other things.

The Moderate Index is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a moderate degree of volatility. Lipper applies proprietary criteria to select ETFs from the available universe of ETFs that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF should be included in the Index in order to achieve a maximum total return potential for a moderate level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Index has varied over different time periods. The Moderate Index is expected to be associated with a lower level of risk and a lower total return potential than the Growth Index and a higher level of risk and a higher total return potential than the Conservative Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

INVESTMENTS IN ETFS - Other than short-term investments in cash and cash-equivalents related to cash flows in and out of the Fund, the Fund invests solely in ETFs and will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

INDEX TRACKING RISK- The Fund's return may not match the return of the Moderate Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Moderate Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Moderate Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The risk of concentrating Fund investments the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments of the ETFs in which the Fund invests. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.



PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information.


FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                  CLASS A SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   4.75%
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
----------------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account will be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                                  CLASS A SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.50%
------------------------------------------------------------ ---------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.25%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       1.01%
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses**                                                     0.51%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Fund Operating Expenses***                                               2.27%
------------------------------------------------------------ ---------------------------------------------------------

* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.
** Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
*** The Fund's Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep the Fund's actual Total Annual Fund Operating Expenses from exceeding 1.50% for Class A Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior expense limitation reimbursements or waivers.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

       --------------------------------- ---------------------------------
                    1 YEAR                            3 YEARS
       --------------------------------- ---------------------------------
                     $694                             $1,151
       --------------------------------- ---------------------------------

                            SMARTGROWTH ETF LIPPER(R)
                            OPTIMAL GROWTH INDEX FUND


FUND INVESTMENT OBJECTIVE

The Fund's investment objective is to track the performance of the Lipper(R) Optimal Growth Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in exchange traded funds ("ETFs") included in the Lipper(R) Optimal Growth Index (the "Growth Index"). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Other than short-term investments in cash and cash-equivalents related to cash flows in and out of the Fund, the Fund will limit its investments to ETFs included in the Growth Index. As a result, the Fund operates as a "fund of funds" (or a "fund of ETFs").

Hennion & Walsh Asset Management, Inc. (the "Adviser") intends to manage the Fund's investments such that it tracks the performance of the Growth Index by investing all, or substantially all, of the Fund's assets in the ETFs that Lipper includes in the Growth Index, holding each ETF in approximately the same proportion as its weighting in the Growth Index. The Fund tries to achieve a correlation of at least 95% between the performance of the Growth Index and the Fund's investment results on an annual basis (before fees and expenses). The Fund's ability to track the Growth Index is affected by transaction costs and other expenses, changes in the composition of the Growth Index, and by the timing and amount of shareholder purchases and redemptions, among other things.

The Growth Index is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a high degree of volatility. Lipper applies proprietary criteria to select ETFs from the available universe of ETFs that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF should be included in the Growth Index in order to achieve a maximum total return potential for a relatively high level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Index has varied over different time periods. The Growth Index is expected to be associated with a higher level of risk and a higher total return potential than the Moderate Index and the Conservative Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

INVESTMENTS IN ETFS - Other than short-term investments in cash and cash-equivalents related to cash flows in and out of the Fund, the Fund invests solely in ETFs and will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

INDEX TRACKING RISK- The Fund's return may not match the return of the Growth Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Growth Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Growth Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

CONCENTRATION RISK - To the extent the index which the Fund tracks may be concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The risk of concentrating Fund investments the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

EQUITY RISK - To the extent the ETFs in which the Fund invests hold equity securities, the Fund will be indirectly subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

FIXED INCOME RISK - To the extent the ETFs in which the Fund invests hold fixed income securities, the Fund will be indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of small- and/or mid-capitalization companies, the Fund will be indirectly subject to the risks associated with those companies. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FOREIGN COMPANY RISK - To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with those companies. Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs") which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the investments of the ETFs in which the Fund invests. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.



PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                  CLASS A SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   4.75%
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
----------------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 7 days. In addition, proceeds wired to your bank account will be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                                  CLASS A SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.50%
------------------------------------------------------------ ---------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.25%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       0.96%
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses**                                                     0.42%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Fund Operating Expenses***                                                2.13%
------------------------------------------------------------ ---------------------------------------------------------

* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.
** Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
*** The Fund's Adviser has voluntarily agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) in order to keep the Fund's actual Total Annual Fund Operating Expenses from exceeding 1.50% for Class A Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior expense limitation reimbursements or waivers.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:
       --------------------------------- ---------------------------------
                    1 YEAR                            3 YEARS
       --------------------------------- ---------------------------------
                     $681                             $1,110
       --------------------------------- ---------------------------------


MORE INFORMATION ABOUT PRINCIPAL RISK

EQUITY RISK - Equity securities in which the underlying ETFs invest include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK-- The market value of the underlying ETFs' fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

FOREIGN SECURITY RISK - The underlying ETFs' investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Funds may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with their investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the Statement of Additional Information.

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc., a New Jersey corporation formed in 2003, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. The Adviser is an affiliate of Hennion and Walsh, Inc., a full service broker-dealer that has provided investment services since 1990. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of December 31, 2006, the Adviser had approximately $170 million in assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the average daily net assets of the Funds. The Funds' Adviser has voluntarily agreed to reduce fees and (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) reimburse expenses in order to keep each Fund's actual Total Annual Fund Operating Expenses from exceeding 1.50% for Class A Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. In addition, if at any point during the three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior expense limitation reimbursements or waivers.

The Adviser has entered into a licensing agreement with Lipper(R) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Index and to obtain information and assistance from Lipper(R) to facilitate the operations of the Funds. Fees payable to Lipper(R) under this agreement are paid by the Adviser and not by the Funds.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser can be found in the Fund's Semi-Annual Report to Shareholders dated July 31, 2007.



PORTFOLIO MANAGER

Kevin D. Mahn serves as the portfolio manager for the Funds. The Adviser has employed Mr. Mahn since September of 2004. Prior to joining the Adviser, Mr. Mahn worked at Lehman Brothers in various capacities since September of 1993, leaving as a Senior Vice President. Mr. Mahn received his M.B.A. (Finance) from Fairleigh Dickinson University in 1993 and B.A. (Business Administration) from Muhlenberg College in 1991. Mr. Mahn has also served as an adjunct faculty member of Fairleigh Dickinson University in their Accounting, Economics and Finance Department.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds.

Class A Shares are for individual and retail investors.


HOW TO PURCHASE FUND SHARES

All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler's checks, checks drawn on banks outside of the United States or starter checks for the purchase of shares, or any other check deemed high risk.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.


BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name. Make your check payable to SmartGrowth Funds.

REGULAR MAIL ADDRESS

UMB Fund Services ("UMBFS")
c/o SmartGrowth Funds
P.O. Box 2085 Milwaukee, WI 53201-2085

EXPRESS MAIL ADDRESS

UMB Fund Services
c/o SmartGrowth Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

NOTE: UMBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Funds as a result, such as the cost to the Funds of covering the exchange.

BY WIRE

To open an account by wire, call 1-888-465-5722 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number). To purchase shares by wire, UMBFS must have received a completed application and issued an account number to you. Call 1-888-465-5722 for instructions prior to wiring the funds.


WIRING INSTRUCTIONS

Send your investment to UMB Bank, n.a. with these instructions:

UMB Bank, n.a.
ABA Number 101000695
For credit to SmartGrowth Funds
Account Number 9871691861
Further credit to: SmartGrowth Funds
Shareholder account number; names(s) of shareholder(s); SSN or TIN, and name of Fund to be purchased

The Funds and UMB Bank, n.a. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

ADDING TO AN ACCOUNT BY TELEPHONE

You automatically have the privilege to purchase additional shares by telephone unless you have declined this privilege on your account application. To purchase shares by telephone, you must also have ACH instructions on your account because payment for purchases of shares may only be made through an ACH debit of your bank account. You may call 1-888-465-5722 to purchase shares in an existing account.

Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may purchase Fund shares automatically under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in a Fund.

     o    Purchases may be made on the 5th, 10th, 20th, or 25th of each month.

     o To be eligible, your account must be maintained at a domestic financial institution that is an ACH member.

     o You may sign up for the automatic investment program on your account application or by completing an Account Privileges Change Form.

     o Minimum initial investment is $1,000 (for automatic investment program only).

     o    Minimum subsequent investment is $100.

Please call shareholder services at 1-888-465-5722 for more information about participating in the program. UMBFS will charge your account a $25 fee for any ACH payment that is not honored.

MINIMUM INVESTMENTS

You can open an account with the Funds with a minimum initial investment of $1,000.


FUND CODES

Each Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Class A Shares, check daily net asset value per share ("NAV") or get additional information.

           Fund Name                    Trading Symbol                     CUSIP                     Fund Code
-------------------------------- ----------------------------- ------------------------------ ------------------------
    SmartGrowth ETF Lipper(R)                 LPCAX                       00764Q 769                      901
  Optimal Conservative Index
             Fund
-------------------------------- ----------------------------- ------------------------------ ------------------------
    SmartGrowth ETF Lipper(R)                 LPMAX                       00764Q 777                      902
  Optimal Moderate Index Fund
-------------------------------- ----------------------------- ------------------------------ ------------------------
    SmartGrowth ETF Lipper(R)                 LPGAX                       00764Q 785                      903
   Optimal Growth Index Fund
-------------------------------- ----------------------------- ------------------------------ ------------------------

HOW TO REDEEM FUND SHARES

REDEMPTION BY MAIL

You may mail your redemption request to:

BY MAIL:
UMB Fund Services
c/o SmartGrowth Funds
P.O. Box 2085
Milwaukee, WI 53201

BY OVERNIGHT OR EXPRESS MAIL:
UMB Fund Services
c/o SmartGrowth Funds
803 West Michigan Street
Milwaukee, WI 53233

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Funds at their corporate address, it will be forwarded to UMBFS, and the redemption request will be processed at the next NAV calculated after receipt in good order. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in "good order" if the following information is included:

     o    The name of the Fund;

     o    The dollar amount or number of shares being redeemed;

     o    The account number; and

     o The signatures of all shareholders (including a Medallion signature guarantee when necessary).

Redemption requests for accounts in the names of corporations, fiduciaries and institutions may require additional documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact shareholder services at 1-888-465-5722 for additional information.

If your request is not in good order, you or your intermediary will be notified and provided with the opportunity to make such changes or additions as necessary to be considered in good order. Your request will be considered to be in good order only after all required changes or additions have been made.

REDEMPTION BY TELEPHONE

You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application. Call shareholder services at 1-888-465-5722 between 8:30 a.m. and 6:30 p.m. Eastern Time. You may redeem as little as $100 and as much as $50,000 by telephone.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

     o    Your account number;

     o    The name in which your account is registered;

     o The Social Security or Taxpayer Identification Number under which the account is registered; and

     o    The address of the account holder, as stated in the Purchase
          Application.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $25,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

ADDITIONAL REDEMPTION PROVISIONS

Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

If you are an IRA shareholder, you must indicate on your redemption request whether to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Your AIP, if any, will be cancelled.

The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, or the SEC permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

REDEEMING THROUGH FINANCIAL INTERMEDIARIES

A broker-dealer, financial institution, or other service provider may charge a fee to redeem your Fund shares. If the financial intermediary is the shareholder of record, a Fund may accept redemption requests only from that financial intermediary.

MEDALLION SIGNATURE GUARANTEE

In addition to the requirements discussed above, a Medallion signature guarantee will be required for:

     o Redemptions made by wire transfer to a bank other than the bank of record;

     o Redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;

     o Redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request;

     o    Redemptions over $50,000;

     o    Adding the telephone redemption option to an existing account;

     o    Changing ownership of your account; or

     o    Adding or changing bank instructions to an existing account.

The Funds reserve the right to require a Medallion signature guarantee under other circumstances. Medallion signature guarantees may generally be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

EXCHANGING SHARES

At no charge, you may exchange Class A Shares of the Fund for Class A Shares of another Fund in the SmartGrowth Fund complex by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

CHOOSING A DISTRIBUTION OPTION

When you complete your account application, you may choose from three distribution options.

1. You may invest all income dividends and capital gains distributions in additional shares of a Fund. This option is assigned automatically if no other choice is made.

2. You may elect to receive income dividends and capital gains distributions in cash.

3. You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of a Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at a Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change may be received by telephone or in writing by UMBFS prior to the record date for the distribution for which a change is requested.

HOUSEHOLDING

In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-888-465-5722 to request individual copies of these documents, or if your shares are held through a financial intermediary please contact them directly. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of a Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Funds calculate NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.)

before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Funds will calculate NAV as of the earlier closing time.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives and accepts your request, plus the front-end sales load. Selling dealers are normally reallowed 90% of the sales charge by the Distributor. The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment:

                                                               YOUR SALES CHARGE AS A  YOUR SALES CHARGE AS A    BROKER REALLOWANCE
                                                                     PERCENTAGE              PERCENTAGE              PERCENTAGE
CLASS A  SHARES                      IF YOUR INVESTMENT IS:       OF OFFERING PRICE     OF YOUR NET INVESTMENT    OF OFFERING PRICE
--------------------------------- ---------------------------- ---------------------- ------------------------ ---------------------
                                  LESS THAN $100,000                     4.75%                 4.99%                    4.28%
                                  $100,000 BUT LESS THAN                 3.75%                 3.90%                    3.38%
                                  $250,000
                                  $250,000 BUT LESS THAN                 2.75%                 2.83%                    2.48%
                                  $500,000
                                  $500,000 BUT LESS THAN                 2.00%                 2.04%                    1.80%
                                  $1,000,000
                                  $1,000,000 AND OVER(1)              None                  None                    None


(1) Even though you do not pay a sales charge on purchases of $1,000,000 or more of Class A Shares, the Adviser may pay dealers a 1.00% commission for these transactions.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See "Reduced Sales Charge" on the following page.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

     o    through reinvestment of dividends and distributions;

     o through a Hennion & Walsh asset allocation account advised by the Adviser or one of its affiliates;

     o by persons repurchasing shares they redeemed within the last 90 days (see "Repurchase of Class A Shares");

     o by employees, and members of their immediate family, of the Adviser and its affiliates;

     o    by employees and retirees of the Administrator or Distributor;

     o    by Trustees and officers of The Advisors' Inner Circle Fund II;

     o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Adviser;

     o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

     o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGE - CLASS A SHARES

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, a Fund or its agent may request account statements if it is unable to verify your account information.

RIGHTS OF ACCUMULATION
In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify the Transfer Agent at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at the Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Fund may amend or terminate this right of accumulation at any time.


LETTER OF INTENT
You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE
When calculating the appropriate sales charge rate, a Fund will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES
Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

INDIVIDUALS
     o an individual, his or her spouse, or children residing in the same household;

     o    any trust established exclusively for the benefit of an individual;

TRUSTEES AND FIDUCIARIES
     o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

OTHER GROUPS
     o any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of a Fund held in all accounts (E.G., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

GENERAL INFORMATION ABOUT SALES CHARGES
Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (proceeds wired to your bank account will be subject to a $15 fee). The Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper Medallion signature guarantees, IRA rollover forms, etc.). The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Funds' discretion, you may pay for shares of the Funds with securities instead of cash. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 7 calendar days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION OF FUND SHARES

The Funds have adopted a distribution plan for Class A Shares that allows the Funds to pay distribution and service fees for the sale and distribution of their shares, and for services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Class A Shares is 0.25%.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Funds or their service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Funds that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Funds. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of a Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Funds may pay all or part of the fees paid to financial intermediaries. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Funds do not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Funds. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Funds.


OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of each Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than Funds investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by an underlying ETF takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

o Shareholders are restricted from making more than five "round trips" including exchanges into or out of a Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o The Funds assess a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 7 calendar days (subject to certain exceptions as discussed in "Redemption Fee").

o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect a Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Funds. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, each Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 7 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to the exchange of shares or shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'.

Each Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 7 calendar day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, each Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-888-465-5722 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of a Fund may be a taxable event. A sale may result in a capital gain or loss to you. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                SMARTGROWTH FUNDS

INVESTMENT ADVISER

Hennion & Walsh Asset Management, Inc.
2001 Route 46, Waterview Plaza
Parsippany, NJ 07054

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Funds' portfolio manager about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUNDS DO NOT HAVE A WEBSITE):

BY TELEPHONE:     1-888-465-5722

BY MAIL:          UMB Fund Services
                  c/o SmartGrowth Funds
                  P.O. Box 2085
                  Milwaukee, WI 53201-2085

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.
                                                                 HWM-PS-001-0100